Condensed Financial Information of The Parent Company - Schedule of Parent Company Statement of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net cash used in operating activities:
Cash flows from investing activities:
Net cash provided by investing activities:
Cash flows from financing activities:
Net cash provided by financing activities
Effect of exchange rate change on cash
Net increase in cash
Cash at beginning of the year
Cash at end of the year
Supplemental non-cash investing and financing information:
Operating expense paid by related party	189,460	244,288	574,170
Deferred offering cost paid by related party	$ 67,368	$ 109,617	$ 312,606